Shareholder Fees - FidelityGrowthStrategiesK6Fund-PRO	Jan. 28, 2023 USD ($)
FidelityGrowthStrategiesK6Fund-PRO | Fidelity Growth Strategies K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none